Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance (Previously stated [member]) at Oct. 31, 2022		$ 74,749		$ 18,707	$ 53,761	$ (152)	$ 65,150	$ 8,075	$ 73,225	$ 1,524	$ (2,478)	$ (1,482)	$ 216	$ (4,786)	$ 1,364
Beginning Balance (Cumulative impact of adopting IFRS 17, net of tax [member]) at Oct. 31, 2022		(1)			(1)		(1)		(1)
Beginning Balance at Oct. 31, 2022		74,748		18,707	53,760	(152)	65,149	8,075	73,224	1,524	(2,478)	(1,482)	216	(4,786)	1,364
Statement [Line Items]
Net income		6,096	[3]		5,705		5,705	310	6,015	81
Other comprehensive income (loss)		4	[3]				(134)		(134)	138	387	635	(114)	23	(1,065)
Total comprehensive income		6,100	[3]		5,705		5,571	310	5,881	219	387	635	(114)	23	(1,065)
Shares/instruments issued		917		920		(3)	917		917
Dividends and distributions paid to equity holders		(4,110)			(3,725)		(3,725)	(310)	(4,035)	(75)
Share-based payments	[4]	12				12	12		12
Other					1	55	13		13	(13)	(43)		(1)	1
Ending Balance at Jul. 31, 2023	[3]	77,667		19,627	55,741	(88)	67,937	8,075	76,012	1,655	(2,134)	(847)	101	(4,762)	299
Statement [Line Items]
Net income	[3]	2,192
Other comprehensive income (loss)	[3]	(2,323)
Total comprehensive income	[3]	(131)
Ending Balance at Jul. 31, 2023	[3]	77,667		19,627	55,741	(88)	67,937	8,075	76,012	1,655	(2,134)	(847)	101	(4,762)	299
Beginning Balance at Oct. 31, 2023	[3]	78,571		20,109	55,673	(84)	68,767	8,075	76,842	1,729	(1,755)	(1,104)	14	(4,545)	459
Statement [Line Items]
Net income		6,203	[3]		5,765		5,765	351	6,116	87
Other comprehensive income (loss)		601	[3]				633		633	(32)	(1,341)	652	239	1,692	(609)
Total comprehensive income		6,804	[3]		5,765		6,398	351	6,749	55	(1,341)	652	239	1,692	(609)
Shares/instruments issued		2,443		1,440		(1)	1,439	1,004	2,443
Shares repurchased/redeemed		(300)						(300)	(300)
Dividends and distributions paid to equity holders		(4,310)			(3,886)		(3,886)	(351)	(4,237)	(73)
Share-based payments	[4]	11				11	11		11
Other					(11)	7	(4)		(4)	4
Ending Balance at Jul. 31, 2024		83,219	[3]	21,549	57,541	(67)	72,725	8,779	81,504	1,715	(3,096)	(452)	253	(2,853)	(150)
Beginning Balance at Apr. 30, 2024	[3]	81,075
Statement [Line Items]
Net income	[3]	1,912
Other comprehensive income (loss)	[3]	1,181
Total comprehensive income	[3]	3,093
Ending Balance at Jul. 31, 2024		$ 83,219	[3]	$ 21,549	$ 57,541	$ (67)	$ 72,725	$ 8,779	$ 81,504	$ 1,715	$ (3,096)	$ (452)	$ 253	$ (2,853)	$ (150)

[1]	Includes undistributed retained earnings of $73 (July 31, 2023 – $66) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits, Own credit risk, and Insurance contracts.
[3]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[4]	Represents amounts on account of share-based payments (refer to Note 14).